Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		$ 4,961	$ 5,334	$ 8,061
Other comprehensive income (loss) before reclassification, net of tax		1,661	448	(1,890)
Amounts reclassifed from accumulated OCI, net of tax		(1,134)	(821)	(837)
Net other comprehensive income (loss), net of tax		527	(373)	(2,727)
Amounts reclassified to retained earnings	[1]	1,529
Accumulated other comprehensive income, ending balance		7,017	4,961	5,334
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		(1,995)	(1,198)	(26)
Other comprehensive income (loss) before reclassification, net of tax		20	(797)	(1,172)
Amounts reclassifed from accumulated OCI, net of tax	[2]	0	0	0
Net other comprehensive income (loss), net of tax		20	(797)	(1,172)
Amounts reclassified to retained earnings	[1]	(79)
Accumulated other comprehensive income, ending balance		(2,054)	(1,995)	(1,198)
Net Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		541	484	499
Other comprehensive income (loss) before reclassification, net of tax		187	58	0
Amounts reclassifed from accumulated OCI, net of tax	[2]	(185)	(1)	(15)
Net other comprehensive income (loss), net of tax		2	57	(15)
Amounts reclassified to retained earnings	[1]	117
Accumulated other comprehensive income, ending balance		660	541	484
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		744	16	741
Other comprehensive income (loss) before reclassification, net of tax		371	690	(763)
Amounts reclassifed from accumulated OCI, net of tax	[3]	39	38	38
Net other comprehensive income (loss), net of tax		410	728	(725)
Amounts reclassified to retained earnings	[1]	248
Accumulated other comprehensive income, ending balance		1,402	744	16
Defined Benefit Postretirement Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance		5,671	6,032	6,847
Other comprehensive income (loss) before reclassification, net of tax		1,083	497	45
Amounts reclassifed from accumulated OCI, net of tax	[4]	(988)	(858)	(860)
Net other comprehensive income (loss), net of tax		95	(361)	(815)
Amounts reclassified to retained earnings	[1]	1,243
Accumulated other comprehensive income, ending balance		$ 7,009	$ 5,671	$ 6,032

[1]	With the adoption of ASU 2018-02, the stranded tax effects resulting from the application of the Tax Cuts and Jobs Act are reclassified to retained earnings (See Note 1).
[2]	(Gains) losses are included in Other income (expense) - net in the consolidated statements of income.
[3]	(Gains) losses are included in Interest expense in the consolidated statements of income (see Note 10).
[4]
The amortization of prior service credits associated with postretirement benefits, net of amounts capitalized as part of construction labor, are included in Cost of services and sales and Selling, general and administrative in the consolidated statements of income (see Note 12).